SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Principles of Consolidation

a)    Principles of Consolidation

         The consolidated financial statements include the accounts of Diplomat Pharmacy, Inc. and its wholly-owned subsidiaries, and a 51%-owned subsidiary, formed in August 2014, which the Company controls. The Company also owns a 25% interest in a non-consolidated entity which is accounted for under the equity method of accounting since the Company does not control but has the ability to exercise significant influence over operating and financial policies. Investment in an entity in which the Company owns less than 20% and does not have the ability to exercise significant influence is accounted for under the cost method.

         Noncontrolling interest in a consolidated subsidiary in the consolidated balance sheets represents the minority shareholders' proportionate share of the equity in such subsidiary. Consolidated net income (loss) is allocated to the Company and noncontrolling interests (i.e. minority shareholders) in proportion to their percentage ownership. All intercompany transactions and accounts have been eliminated in consolidation.

Use of Estimates

b)    Use of Estimates

         The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported therein. Due to the inherent uncertainty involved in making estimates, actual results reported in future periods may be based upon amounts that differ from these estimates.

Concentrations of Risk

c)    Concentrations of Risk

         Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash on deposit with banks or other financial institutions and trade accounts receivable.

         A federal program provides non-interest bearing cash balances insurance coverage up to $250 per depositor at each financial institution. The Company's cash balances may exceed federally insured limits.

         Concentration of credit risk with respect to trade accounts receivable is limited by the large number of patients comprising the Company's customer base and their dispersion across multiple payors and multiple geographic areas. No single customer accounted for more than 10% of net sales for any period presented or trade accounts receivable at December 31, 2014 and 2013.

Cash Equivalents	d) Cash Equivalents The Company considers all highly liquid investments with maturities of three months or less from the date of purchase to be cash equivalents.
Accounts Receivable, net

e)    Accounts Receivable, net

         Trade accounts receivable are stated at the invoiced amount. Trade accounts receivable primarily include amounts from third-party pharmacy benefit managers and insurance providers and are based on contracted prices. Trade accounts receivable are unsecured and require no collateral. Trade accounts receivable terms vary by payor, but generally are due within 30 days after the sale of the product or performance of the service.

         The Company maintains an allowance for doubtful accounts that reduces receivables to amounts that are expected to be collected. In estimating the allowance, management considers factors such as current overall economic conditions, historical and anticipated customer performance, historical experience with write-offs, and the level of past due accounts. The Company's general policy for uncollectible accounts, if not reserved through specific examination procedures, is to reserve based upon the aging categories of accounts receivable. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

         Activity in the allowance for doubtful accounts was as follows:

	Year Ended December 31,
	2014	2013	2012
Beginning balance	$(849)	$(751)	$(675)
Charged to expense	(4,045)	(873)	(605)
Write-offs, net of recoveries	1,851	775	529

Ending balance	$(3,043)	$(849)	$(751)

Inventories

f)    Inventories

         Inventories, consisting primarily of prescription medications, over-the-counter ("OTC") medications and medical supplies, are stated at the lower of cost or market. Cost is determined using the first-in, first-out method. Prescription medications are returnable to the Company's vendors and fully refundable before six months of expiration, and any remaining expired medication is relieved from inventory on a quarterly basis.

Property and Equipment, net

g)    Property and Equipment, net

         Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed generally on a straight-line basis over the estimated useful lives of the assets. The cost of leasehold improvements are amortized either over the life of the improvement or the lease term, whichever is shorter. For income tax purposes, accelerated methods of depreciation are generally used. Significant improvements are capitalized and disposed or replaced property is written off. Maintenance and repairs are charged to expense in the period they are incurred. When items of property or equipment are sold or retired, the related cost and accumulated depreciation are removed from the accounts, and any gain or loss is included in earnings.

         Assets held for sale are carried at the lower of its carrying amount or estimated fair values less costs to sell.

Capitalized Software for Internal Use

h)    Capitalized Software for Internal Use

         The Company capitalizes certain development costs primarily related to a custom-developed scalable patient care system. The Company expenses the costs incurred during the preliminary project stage, and capitalizes the direct development costs, including the associated payroll and related costs for employees working on development, and outside contractors during the application development stage. The Company monitors development on an ongoing basis and capitalizes the costs of any major improvements or that result in significant additional functionality.

         Capitalized internal use software costs are amortized on a straight-line basis over the estimated useful lives of the assets, generally three years. For income tax purposes, accelerated methods of amortization are generally used. Management evaluates the useful lives of these assets on an annual basis.

Intangible Assets

i)    Intangible Assets

         Intangible assets consist of assets related to acquisitions and are amortized over their estimated useful lives using the accelerated method for patient relationships and the straight line method for the remaining intangible assets.

Long-Lived Assets

j)    Long-Lived Assets

         Long-lived assets, such as property and equipment, capitalized software for internal use, and definite-lived intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group to be tested for possible impairment, the Company compares the undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment charge is recognized to the extent that the carrying amount exceeds fair value. Fair value is determined through various valuation techniques, such as discounted cash flow models and third-party independent appraisals.

Goodwill

k)    Goodwill

         Goodwill represents the excess acquisition cost of an acquired entity over the estimated fair values of the net tangible assets and the identifiable assets acquired. As described in Note 4, the Company has recorded goodwill in connection with its acquisition of MedPro Rx, Inc. and American Homecare Federation, Inc. Goodwill is not amortized, but rather is reviewed for impairment annually or more frequently if facts or circumstances indicate that the carrying value may not be recoverable.

         The Company has determined that it has a single reporting unit for the purpose of the goodwill impairment test. An entity has the option to perform a qualitative assessment to determine whether it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount prior to performing the two-step quantitative impairment test. The qualitative assessment evaluates various events and circumstances, such as macro-economic conditions, industry and market conditions, cost factors, relevant events and financial trends that may impact a reporting unit's fair value. If it is determined that the estimated fair value of the reporting unit is more-likely-than not less than its carrying amount, including goodwill, the two-step quantitative goodwill impairment test is required. Otherwise, no further analysis would be required.

         If the two-step impairment test for goodwill is deemed necessary, this quantitative impairment analysis compares the fair value of the Company's reporting unit to its related carrying value. If the fair value of the reporting unit is less than its carrying amount, an indication of goodwill impairment exists and the Company must perform step two of the impairment test. Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit's goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill. Fair value of the reporting unit is determined using a discounted cash flow analysis. If the fair value of the reporting unit exceeds its carrying amount, step two does not need to be performed.

         The Company performs its annual impairment review of goodwill as of October 1 and when a triggering event occurs between annual impairment tests. For 2014, the Company performed a qualitative assessment of goodwill and determined that it was not more likely than not that the fair values of its reporting unit was less than the carrying amount. Accordingly, the Company determined that its goodwill was not impaired.

Debt Issuance Costs

l)    Debt Issuance Costs

         Costs incurred related to the issuance of the line of credit facility are deferred and being amortized to interest expense over the term of the agreement using the straight-line method. Net debt issuance costs were $921 and $808 at December 31, 2014 and 2013, respectively, and are included in other noncurrent assets in the consolidated balance sheets.

Share-Based Compensation

m)    Share-Based Compensation

         Stock options expected to be settled in shares of the Company's common stock are recorded as equity awards with an exercise price equal to fair value on the date of grant. The grant date fair value of these awards is measured using the Black-Scholes-Merton option pricing model. The Company expenses the grant date fair value of its stock options over their respective vesting periods on a straight-line basis.

         Restricted stock awards expected to be settled in shares of the Company's common stock are recorded as equity awards. These awards vest on the first anniversary of the grant date.

Revenue Recognition

n)    Revenue Recognition

         The Company recognizes revenue from prescription drug sales for home delivery at the time the drugs are shipped. At the time of shipment, the Company performed substantially all of its obligations under its payor contracts and does not experience a significant level of returns or reshipments. If the Company administers a drug treatment regimen in a patient's home, the Company recognizes revenue at time of administration. Revenues from dispensing specialty prescriptions that are picked up by patients at an open door or retail pharmacy location are recorded at prescription adjudication, which approximates fill date. Sales taxes are presented on a net basis (excluded from revenues and costs). Revenues generated from prescription drug sales were $2,202,299, $1,504,534 and $1,119,775 for the years ended December 31, 2014, 2013 and 2012, respectively.

         Shipping and handling costs are not billed to patients; therefore, there are no shipping and handling revenues. Conversely, the Company recognizes shipping and handling costs as incurred as a component of "Selling, general and administrative expenses" and were $12,263, $10,123 and $8,203 for the years ended December 31, 2014, 2013 and 2012, respectively.

         The Company recognizes revenue from service, data and consulting services when the services have been performed and the earnings process is therefore complete. Revenues generated from service, data and consulting services were $12,657, $10,605 and $7,168 for the years ended December 31, 2014, 2013 and 2012, respectively.

         The Company derived its revenue from the following therapeutic classes:

	Year Ended December 31,
	2014	2013	2012
Oncology	$1,068,751	$736,987	$495,028
Immunology(1)	438,145	378,685	319,092
Multiple Sclerosis	226,805	169,470	110,947
Other (none greater than 10%)	481,255	229,997	201,876

Total revenue	$2,214,956	$1,515,139	$1,126,943

(1)	Includes drugs dispensed to treat arthritis, Crohn's disease and psoriasis.

Advertising and Marketing Costs	o) Advertising and Marketing Costs Advertising and marketing costs are expensed as incurred and were $1,555, $823 and $604 for the years ended December 31, 2014, 2013 and 2012, respectively.
Income Taxes

p)    Income Taxes

         Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company provides a valuation allowance against net deferred tax assets unless, based upon the available evidence, it is more likely than not that the deferred tax assets will be realized.

         The Company records interest and penalties related to tax uncertainties as income tax expense. Based on management's evaluation, the Company concluded there were no significant uncertain tax positions requiring recognition in its consolidated financial statements.

         Prior to January 23, 2014, the Company had elected to be taxed under the provisions of Subchapter S of the Internal Revenue Code. Under these provisions, the Company did not pay federal corporate income taxes on its taxable income. Instead, the shareholders were liable for individual federal income taxes on their respective shares of the Company's taxable income. Distributions were made periodically to the Company's shareholders to the extent needed to cover their income tax liability based on the Company's taxable income.

Segment Information

q)    Segment Information

         The Company's chief operating decision maker reviews the financial results of the Company in total when evaluating financial performance and for purposes of allocating resources. The Company has thus determined that it operates in a single specialty pharmacy services reportable segment.

Recently Issued Accounting Pronouncements to be Implemented

r)    Recently Issued Accounting Pronouncements to be Implemented

         In April 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2014-8, Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, which significantly changes the criteria for determining which disposals can be presented as discontinued operations and introduces new, more detailed, disclosure requirements. The ASU is effective for annual periods beginning on or after December 15, 2014, and interim periods within annual periods beginning on or after December 15, 2015 with early adoption permitted in certain circumstances. The Company will apply the guidance prospectively to new disposals and new classifications of disposal groups as held for sale.

         In May 2014, the FASB issued ASU No. 2014-9, Revenue from Contracts with Customers (Topic 606), which will supersede the existing revenue recognition guidance under U.S. GAAP. The new standard focuses on creating a single source of revenue guidance for revenue arising from contracts with customers for all industries. The objective of the new standard is for companies to recognize revenue when it transfers the promised goods or services to its customers at an amount that represents what the company expects to be entitled to in exchange for those goods or services. The standard is effective retrospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2016. Early adoption is not permitted. The Company is currently assessing the potential impact of adopting this ASU on its operations and financial statements.

         In June 2014, the FASB issued ASU No. 2014-12, Compensation—Stock Compensation (Topic 718): Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Targets Could Be Achieved after the Requisite Service Period, which requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. This ASU is effective within annual periods beginning on or after December 15, 2015, including interim periods within that reporting period. The Company is currently evaluating the impact that the adoption of this guidance will have on its financial position, results of operations, cash flows and/or disclosures.

         In August 2014, the FASB issued ASU No. 2014-15, Presentation of Financial Statements—Going Concern (subtopic 205-40): Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern, which requires management to evaluate, at each annual and interim reporting period, whether there is substantial doubt about the Company's ability to continue as a going concern within one year after the date the financial statements are issued and provide related footnote disclosures. This ASU is effective for annual periods ending after December 15, 2016, and for annual periods and interim periods thereafter. This standard is not expected to have a material impact on the Company's financial statements.